Financial Assets at Fair Value Through Other Comprehensive Income (Details) - CLP ($) $ in Millions		12 Months Ended
	May 03, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Agreements repurchase		$ 10,001	$ 10,488
Repurchase agreement expiration period		2 days	3 days
Derivatives transactions		$ 22,719	$ 43,863
Allowance for expected credit losses		(20,465)	93,671	$ (108,555)
Sale of shares (in Shares)	546,278
Debt Instruments Valued at Fair Value [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Other instruments issued			850,506
Allowance for expected credit losses		4,226	5,500
Financial Assets Availableforsale Category [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Realized gains reclassified to the income statement		$ 4,478	9,142
Top of range [member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Amount of accumulated gain	$ 2,294
Bottom of range [member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Amount of accumulated gain	$ 1,899
Other Instruments With Repurchase Agreement [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Instruments delivered			$ 1,094,076